UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Fund

Eaton Vance

Risk-Managed Equity Option Fund

August 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.5%

Security	Shares	Value
Aerospace & Defense — 1.4%
Boeing Co. (The)	4,005	$507,834

		$507,834

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	10,709	$730,996

		$730,996

Banks — 8.4%
Bank of America Corp.	36,174	$582,040
Citigroup, Inc.	11,085	572,540
JPMorgan Chase & Co.	13,279	789,437
PNC Financial Services Group, Inc. (The)	4,922	417,139
Regions Financial Corp.	39,015	396,002
SunTrust Banks, Inc.	6,846	260,696

		$3,017,854

Beverages — 2.2%
Constellation Brands, Inc., Class A(1)	9,100	$792,519

		$792,519

Biotechnology — 5.7%
Biogen Idec, Inc.(1)	1,155	$396,211
Celgene Corp.(1)	5,970	567,269
Gilead Sciences, Inc.(1)	10,275	1,105,385

		$2,068,865

Capital Markets — 0.7%
Charles Schwab Corp. (The)	8,767	$249,947

		$249,947

Chemicals — 3.1%
LyondellBasell Industries NV, Class A	3,796	$434,073
Monsanto Co.	2,928	338,623
PPG Industries, Inc.	1,659	341,522

		$1,114,218

Communications Equipment — 2.0%
QUALCOMM, Inc.	4,671	$355,463
Telefonaktiebolaget LM Ericsson, Class B	30,468	379,678

		$735,141

Consumer Finance — 2.2%
American Express Co.	3,161	$283,067
Discover Financial Services	8,340	520,166

		$803,233

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	10,000	$498,200

		$498,200

Electric Utilities — 1.6%
NextEra Energy, Inc.	5,737	$564,808

		$564,808

Electrical Equipment — 3.9%
Emerson Electric Co.	10,646	$681,557

Security	Shares	Value
Rockwell Automation, Inc.	6,141	$716,102

		$1,397,659

Electronic Equipment, Instruments & Components — 2.7%
Corning, Inc.	46,500	$969,990

		$969,990

Energy Equipment & Services — 1.1%
FMC Technologies, Inc.(1)	6,184	$382,419

		$382,419

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	4,732	$572,951

		$572,951

Food Products — 3.6%
Hershey Co. (The)	8,484	$775,607
Mondelez International, Inc., Class A	14,814	536,119

		$1,311,726

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	10,865	$458,938
Covidien PLC	5,251	455,944

		$914,882

Health Care Technology — 1.4%
Cerner Corp.(1)	8,472	$488,495

		$488,495

Household Durables — 0.8%
Mohawk Industries, Inc.(1)	1,922	$280,650

		$280,650

Industrial Conglomerates — 1.5%
Danaher Corp.	7,282	$557,874

		$557,874

Insurance — 2.4%
ACE, Ltd.	1,809	$192,351
Aflac, Inc.	6,068	371,604
MetLife, Inc.	5,271	288,535

		$852,490

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	1,569	$531,954

		$531,954

Internet Software & Services — 7.6%
Facebook, Inc., Class A(1)	10,339	$773,564
Google, Inc., Class C(1)	3,424	1,957,158

		$2,730,722

IT Services — 1.1%
Visa, Inc., Class A	1,807	$384,024

		$384,024

Machinery — 2.1%
Caterpillar, Inc.	7,006	$764,144

		$764,144

Media — 2.9%
Live Nation Entertainment, Inc.(1)	12,601	$276,718
Walt Disney Co. (The)	8,495	763,531

		$1,040,249

Security	Shares	Value
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	8,024	$291,833

		$291,833

Multi-Utilities — 1.6%
Sempra Energy	5,602	$593,644

		$593,644

Multiline Retail — 2.4%
Dollar General Corp.(1)	7,552	$483,253
Macy’s, Inc.	6,112	380,716

		$863,969

Oil, Gas & Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	6,912	$778,913
Chevron Corp.	5,977	773,722
Devon Energy Corp.	9,490	715,736
Occidental Petroleum Corp.	5,911	613,148
Range Resources Corp.	5,547	435,939

		$3,317,458

Pharmaceuticals — 4.6%
Johnson & Johnson	2,937	$304,655
Merck & Co., Inc.	14,999	901,590
Perrigo Co. PLC	1,200	178,488
Roche Holding AG PC	967	282,420

		$1,667,153

Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc.	2,389	$368,145
Simon Property Group, Inc.	1,866	317,276

		$685,421

Semiconductors & Semiconductor Equipment — 1.7%
NXP Semiconductors NV(1)	8,990	$615,995

		$615,995

Software — 1.2%
Microsoft Corp.	9,287	$421,908

		$421,908

Specialty Retail — 3.0%
AutoNation, Inc.(1)	7,537	$408,882
Home Depot, Inc. (The)	3,921	366,614
TJX Cos., Inc. (The)	5,000	298,050

		$1,073,546

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	14,203	$1,455,807

		$1,455,807

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	3,174	$249,318

		$249,318

Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association(1)	9,226	$35,889

		$35,889

Tobacco — 2.1%
Altria Group, Inc.	17,452	$751,832

		$751,832

Security	Shares	Value
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	9,000	$270,720

		$270,720

Total Common Stocks (identified cost $27,388,184)		$36,558,337

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	15	$1,830	9/5/14	$375
S&P 500 Index	14	1,900	9/12/14	1,785
S&P 500 Index	15	1,930	9/20/14	5,925
S&P 500 Index	14	1,945	9/26/14	10,780
S&P 500 Index FLEX	15	1,855	9/2/14	0
S&P 500 Index FLEX	15	1,850	9/3/14	1
S&P 500 Index FLEX	13	1,860	9/8/14	105
S&P 500 Index FLEX	13	1,885	9/10/14	450
S&P 500 Index FLEX	15	1,910	9/15/14	2,535
S&P 500 Index FLEX	16	1,920	9/17/14	4,198
S&P 500 Index FLEX	15	1,940	9/22/14	8,634
S&P 500 Index FLEX	15	1,945	9/24/14	10,544

Total Put Options Purchased (identified cost $160,135)				$45,332

Total Investments — 101.7% (identified cost $27,548,319)				$36,603,669

Call Options Written — (1.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	15	$1,950	9/5/14	$(78,675)
S&P 500 Index	14	1,985	9/12/14	(33,110)
S&P 500 Index	15	2,015	9/20/14	(14,625)
S&P 500 Index	14	2,020	9/26/14	(15,330)
S&P 500 Index FLEX	15	1,955	9/2/14	(69,783)
S&P 500 Index FLEX	15	1,950	9/3/14	(76,990)
S&P 500 Index FLEX	13	1,972	9/8/14	(41,932)
S&P 500 Index FLEX	13	1,973	9/10/14	(42,127)
S&P 500 Index FLEX	15	1,993	9/15/14	(30,506)
S&P 500 Index FLEX	16	2,002	9/17/14	(25,907)
S&P 500 Index FLEX	15	2,023	9/22/14	(13,850)
S&P 500 Index FLEX	15	2,025	9/24/14	(13,950)

Total Call Options Written (premiums received $164,093)				$(456,785)

Other Assets, Less Liabilities — (0.4)%				$(135,980)

Net Assets — 100.0%				$36,010,904

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended August 31, 2014, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2014 was $321.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PC	-	Participation Certificate

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$27,567,132

Gross unrealized appreciation	$9,233,773
Gross unrealized depreciation	(197,236)

Net unrealized appreciation	$9,036,537

Written options activity for the fiscal year to date ended August 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	188	$144,375
Options written	1,829	1,635,498
Options terminated in closing purchase transactions	(819)	(734,799)
Options expired	(1,023)	(880,981)

Outstanding, end of period	175	$164,093

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At August 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection. During the fiscal year to date ended August 31, 2014, the Fund also entered into a call option spread transaction on an individual security to enhance return while limiting its maximum option loss potential on the transaction. The call option spread consists of selling and buying an equal number of call options on an individual security with the same expiration, but with a lower exercise price for the purchased option position. Any net premium received is reduced by the premium paid on the purchased option. The risk of loss on the call option spread on an individual security is limited to the premium paid for the purchased option position less the premium received from the written option position.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts during the fiscal year to date ended August 31, 2014.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at August 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased options	$45,332	$—
Equity Price	Written options	—	(456,785)

Total		$45,332	$(456,785)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,039,686	$—	$—	$4,039,686
Consumer Staples	3,429,028	—	—	3,429,028
Energy	3,699,877	—	—	3,699,877
Financials	5,644,834	—	—	5,644,834
Health Care	4,856,975	282,420	—	5,139,395
Industrials	3,958,507	—	—	3,958,507
Information Technology	6,933,909	379,678	—	7,313,587
Materials	1,406,051	—	—	1,406,051
Telecommunication Services	768,920	—	—	768,920
Utilities	1,158,452	—	—	1,158,452
Total Common Stocks	$35,896,239	$662,098 *	$—	$36,558,337
Put Options Purchased	$18,865	$26,467	$—	$45,332
Total Investments	$35,915,104	$688,565	$—	$36,603,669

Liability Description
Call Options Written	$(141,740)	$(315,045)	$—	$(456,785)
Total	$(141,740)	$(315,045)	$—	$(456,785)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: October 27, 2014